TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus, Summary Prospectuses and

Statement of Additional Information

* * *

The following information supplements and amends information concerning Class T1 shares:

The Board of Trustees of Transamerica Funds has approved the termination of Class T1 shares of each fund listed below (the “funds”) effective on or about February 15, 2019. Class T1 shares of the funds will remain open to investment by current investors until January 31, 2019.

At the time of the termination, all outstanding Class T1 shares of the funds will be redeemed and proceeds sent to shareholders.

Following the termination of Class T1 shares of the funds, all references to Class T1 shares are deleted in their entirety from the Prospectus, Summary Prospectuses and the Statement of Additional Information.

Transamerica Asset Allocation-Conservative Portfolio
Transamerica Asset Allocation-Growth Portfolio
Transamerica Asset Allocation-Moderate Growth Portfolio
Transamerica Asset Allocation-Moderate Portfolio
Transamerica Bond (formerly, Transamerica Flexible Income)
Transamerica Capital Growth
Transamerica Concentrated Growth
Transamerica Dividend Focused
Transamerica Dynamic Allocation
Transamerica Dynamic Income
Transamerica Emerging Markets Debt
Transamerica Emerging Markets Equity
Transamerica Event Driven
Transamerica Floating Rate
Transamerica Global Equity
Transamerica High Yield Bond
Transamerica High Yield Muni
Transamerica Inflation Opportunities
Transamerica Intermediate Muni
Transamerica International Equity
Transamerica International Growth
Transamerica Large Cap Value
Transamerica Mid Cap Growth
Transamerica Mid Cap Value Opportunities
Transamerica MLP & Energy Income
Transamerica Multi-Cap Growth
Transamerica Multi-Managed Balanced
Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Short-Term Bond
Transamerica Small Cap Core
Transamerica Small Cap Growth
Transamerica Small Cap Value
Transamerica Small/Mid Cap Value
Transamerica Strategic High Income
Transamerica Unconstrained Bond
Transamerica US Growth

* * *

Investors Should Retain this Supplement for Future Reference

December 13, 2018